Common shares	12 Months Ended
Dec. 31, 2023
Shareholders' equity
Common Shares

15. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	For the years ended December 31,
	2023		2022
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	68,949,109	96,423,648	65,250,710	$95,779,352
Rights offering, net of issuance costs	-	-	2,149,180	216,062
Private placement, net of issuance costs	8,510,000	1,622,057	1,148,282	216,182
Employee Share Purchase Plan (Note 17)	309,509	66,755	188,633	89,127
Restricted Stock Units	256,619	66,811	212,304	122,925
As at the end of the year	78,025,237	98,179,271	68,949,109	96,423,648

For the year ended December 31,
	2021
	# of shares	$ amount
As at the beginning of the year	64,437,790	$95,327,123
Employee Share Purchase Plan	304,550	173,023
Restricted Stock Units	208,370	114,604
SFD® Geothermal Right (Note 8)	300,000	164,602
As at the end of the year	65,250,710	95,779,352

On December 22, 2022 the Company announced a multi-tranche private placement (the “Private Placement”) at $0.195 per share. At December 22, 2022 the Company issued 1,148,282 common shares for gross proceeds of $223,915 in the first tranche, less issuance costs of $7,732. On January 25, 2023, the Company closed the Private Placement by issuing an additional 8,510,000 common shares, at $0.195 per common share, for additional aggregate gross proceeds of approximately $1,659,450, less issuance costs of $37,393.

On December 2, 2022, NXT closed the Rights Offering that had been announced on October 31, 2022. The Company issued 2,149,180 common shares a price of $0.18 per common share, for aggregate gross proceeds of a $386,852. Share issue costs of $170,790 were recorded as a reduction to share capital.

In December 2021, the TSX approved the issuance of 300,000 common shares for the SFD® Geothermal Right for a value of $207,300 less issuance costs of $42,697 (Note 8). Before the approval of the TSX, the Company recorded the value of the common share consideration in Contributed capital.